Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
April 30, 2022
SRE-NPRT3-0622
1.924316.110
Common Stocks - 12.1%
	Shares	Value ($)
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
BrightSpire Capital, Inc.	25,140	213,690
Chimera Investment Corp.	54,700	548,094
Great Ajax Corp.	281,246	2,618,400
MFA Financial, Inc.	358,475	5,108,269
New Residential Investment Corp.	93,900	976,560
		9,465,013
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Cyxtera Technologies, Inc. Class A (a)	45,200	543,756
REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 11.0%
Acadia Realty Trust (SBI)	13,700	286,604
American Homes 4 Rent Class A	58,900	2,333,029
American Tower Corp.	43,800	10,556,676
Apartment Income (REIT) Corp.	4,124	202,777
AvalonBay Communities, Inc.	9,900	2,252,052
Crown Castle International Corp.	37,100	6,871,291
CubeSmart	22,500	1,068,975
Digital Realty Trust, Inc.	4,000	584,480
Digitalbridge Group, Inc. (a)	34,699	241,505
Douglas Emmett, Inc.	18,500	545,010
Duke Realty Corp.	3,200	175,200
Easterly Government Properties, Inc.	92,100	1,754,505
EastGroup Properties, Inc.	500	93,750
Equinix, Inc.	7,000	5,033,560
Equity Lifestyle Properties, Inc.	188,400	14,559,539
Essex Property Trust, Inc.	9,300	3,062,211
Extra Space Storage, Inc.	6,400	1,216,000
Farmland Partners, Inc.	117,115	1,723,933
Gaming & Leisure Properties	79,904	3,546,140
Healthcare Trust of America, Inc.	5,950	181,237
Invitation Homes, Inc.	28,800	1,146,816
iStar Financial, Inc.	297,787	5,014,733
Lamar Advertising Co. Class A	16,900	1,865,929
Life Storage, Inc.	3,200	423,968
LXP Industrial Trust (REIT)	591,522	7,423,601
Mid-America Apartment Communities, Inc.	15,214	2,992,290
National Retail Properties, Inc.	17,400	762,816
NexPoint Residential Trust, Inc.	2,200	196,152
Postal Realty Trust, Inc.	56,400	949,212
Public Storage	6,300	2,340,450
Retail Value, Inc.	24,066	75,567
RLJ Lodging Trust	14,700	206,094
Sabra Health Care REIT, Inc.	72,800	850,304
SITE Centers Corp.	146,700	2,332,530
Spirit Realty Capital, Inc.	56,000	2,433,200
Sunstone Hotel Investors, Inc. (a)	17,100	209,475
Terreno Realty Corp.	28,480	2,071,920
UMH Properties, Inc.	33,500	787,920
Ventas, Inc.	76,355	4,241,520
VICI Properties, Inc.	75,400	2,247,674
Washington REIT (SBI)	76,300	1,838,067
Welltower, Inc.	41,800	3,795,858
Weyerhaeuser Co.	13,700	564,714
		101,059,284
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	9,700	173,630
TOTAL REAL ESTATE		101,232,914
TOTAL COMMON STOCKS (Cost $79,283,550)		111,241,683

Preferred Stocks - 33.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	7,645,741
Ready Capital Corp. 7.00%	73,475	1,939,740
		9,585,481
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	354,056
LXP Industrial Trust (REIT) Series C, 6.50%	71,519	3,718,690
RLJ Lodging Trust Series A, 1.95%	38,950	1,013,479
Wheeler REIT, Inc. 8.75% (a)	1,972	28,837
		5,115,062
TOTAL CONVERTIBLE PREFERRED STOCKS		14,700,543
Nonconvertible Preferred Stocks - 31.8%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
DCP Midstream Partners LP:
7.95%(b)	36,975	898,123
Series B, 7.875%(b)	34,150	815,844
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(b)(c)	97,425	2,177,449
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(b)(c)	19,600	436,100
Energy Transfer LP 7.60% (b)	98,525	2,394,158
Global Partners LP:
9.75%(b)	1,825	47,487
Series B, 9.50%	12,200	315,004
		7,084,165
FINANCIALS - 20.6%
Mortgage Real Estate Investment Trusts - 20.6%
Acres Commercial Realty Corp. 8.625% (b)	15,893	384,611
AG Mortgage Investment Trust, Inc.:
8.00%	118,509	2,505,280
8.25%	1,325	28,620
Series C, 8.00%(b)	90,593	1,878,899
AGNC Investment Corp.:
6.125%(b)	139,800	3,236,370
6.875%(b)	128,350	3,058,581
Series C, 7.00%(b)	306,299	7,528,829
Series E, 6.50%(b)	366,650	8,744,603
Annaly Capital Management, Inc.:
6.75%(b)	155,300	3,846,781
Series F, 6.95%(b)	507,800	12,588,362
Series G, 6.50%(b)	226,110	5,300,018
Arbor Realty Trust, Inc.:
Series D, 6.375%	13,800	307,326
Series F, 6.25%(b)	20,000	480,600
Arlington Asset Investment Corp. 8.25% (b)	22,175	543,509
Armour Residential REIT, Inc. Series C 7.00%	16,500	396,330
Cherry Hill Mortgage Investment Corp.:
8.25%(b)	54,575	1,254,139
Series A, 8.20%	62,250	1,501,632
Chimera Investment Corp.:
8.00%(b)	221,900	5,414,360
Series A, 8.00%	36,900	900,699
Series B, 8.00%(b)	460,458	11,235,175
Series C, 7.75%(b)	327,366	7,774,943
Dynex Capital, Inc. Series C 6.90% (b)	166,700	4,142,495
Ellington Financial LLC 6.75% (b)	145,322	3,508,800
Franklin BSP Realty Trust, Inc. 7.50%	131,416	2,964,745
Invesco Mortgage Capital, Inc.:
7.50%(b)	477,081	10,638,906
Series B, 7.75%(b)	291,579	6,220,838
KKR Real Estate Finance Trust, Inc. 6.50%	38,700	936,153
MFA Financial, Inc.:
6.50%(b)	405,100	9,284,892
Series B, 7.50%	188,749	4,529,976
New Residential Investment Corp.:
7.125%(b)	415,986	9,588,852
Series A, 7.50%(b)	406,496	9,698,995
Series C, 6.375%(b)	127,446	2,740,089
Series D, 7.00%(b)	82,900	1,939,852
New York Mortgage Trust, Inc. Series D, 8.00% (b)	39,800	939,081
PennyMac Mortgage Investment Trust:
6.75%	38,700	871,687
8.125%(b)	106,075	2,790,833
Series B, 8.00%(b)	266,605	6,876,143
Ready Capital Corp.:
5.75%	119,000	2,951,200
6.50%	5,600	123,984
Series C, 6.20%	131,250	3,321,938
Two Harbors Investment Corp.:
Series A, 8.125%(b)	281,832	6,986,615
Series B, 7.625%(b)	489,572	11,676,292
Series C, 7.25%(b)	301,649	6,868,548
		188,510,581
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	135,917

TOTAL FINANCIALS		188,646,498

REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 10.4%
Agree Realty Corp. 4.375%	38,700	727,173
American Homes 4 Rent:
6.25%	18,925	497,160
Series F, 5.875%	47,683	1,198,274
Series G, 5.875%	37,050	931,437
Armada Hoffler Properties, Inc. 6.75%	33,250	840,893
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,133,679
Series F, 7.375%	66,735	1,501,538
Series G, 7.375%	34,229	759,884
Series H, 7.50%	35,575	724,812
Series I, 7.50%	58,911	1,192,418
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	44,175	1,110,330
Series D, 7.125%	31,900	801,009
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	894,568
Cedar Realty Trust, Inc.:
7.25%	38,856	788,388
Series C, 6.50%	53,500	717,970
Centerspace Series C, 6.625%	57,700	1,469,619
City Office REIT, Inc. Series A, 6.625%	27,525	649,590
CTO Realty Growth, Inc. 6.375%	20,000	486,810
DiamondRock Hospitality Co. 8.25%	34,900	933,575
Digitalbridge Group, Inc.:
Series H, 7.125%	247,310	5,557,056
Series I, 7.15%	285,785	6,553,050
Series J, 7.15%	345,049	7,756,702
Gladstone Commercial Corp.:
6.625%	41,125	1,034,512
Series G, 6.00%	81,700	1,961,617
Gladstone Land Corp. Series D, 5.00%	60,000	1,518,000
Global Medical REIT, Inc. Series A, 7.50%	27,461	694,044
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,261,404
Series B 6.875%	47,200	1,155,928
Healthcare Trust, Inc.:
7.125%	48,000	1,173,595
Series A 7.375%	33,000	793,086
Hersha Hospitality Trust:
Series C, 6.875%	550	12,084
Series D, 6.50%	42,250	886,299
Hudson Pacific Properties, Inc. Series C, 4.75%	40,000	757,600
iStar Financial, Inc.:
Series D, 8.00%	75,056	1,913,403
Series G, 7.65%	141,700	3,573,674
Series I, 7.50%	303,323	7,618,928
National Storage Affiliates Trust Series A, 6.00%	12,325	308,125
Necessity Retail (REIT), Inc./The:
7.50%	193,698	4,722,357
Series C 7.375%	205,000	4,958,950
Pebblebrook Hotel Trust:
6.30%	53,702	1,189,499
6.375%	20,200	448,743
6.375%	55,192	1,239,060
Series H, 5.70%	104,200	2,021,480
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	248,745
Series C, 7.20%(a)	9,575	40,767
Series D, 6.875%(a)	27,400	116,998
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	768,462
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,078,400
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,256,500
Series C, 5.625%	11,775	281,894
Saul Centers, Inc.:
Series D, 6.125%	15,958	390,971
Series E, 6.00%	13,475	331,755
Seritage Growth Properties Series A, 7.00%	1,050	19,950
SITE Centers Corp. 6.375%	15,100	376,292
Sotherly Hotels, Inc.:
Series B, 8.00%(a)	12,750	244,673
Series C, 7.875%(a)	19,300	382,333
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	404,430
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,404,110
Series F, 5.875%	61,000	1,336,205
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	445,600
Series I, 5.70%	38,700	808,830
UMH Properties, Inc.:
Series C, 6.75%	85,195	2,168,213
Series D, 6.375%	63,875	1,637,755
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,254,811
Series K 5.875%	28,775	691,069
Vornado Realty Trust:
Series N, 5.25%	19,600	375,144
Series O, 4.45%	55,300	972,174
		95,504,404
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP:
5.75%	7,000	140,350
6.50%	5,875	128,780
		269,130
TOTAL REAL ESTATE		95,773,534

TOTAL NONCONVERTIBLE PREFERRED STOCKS		291,504,197
TOTAL PREFERRED STOCKS (Cost $308,203,321)		306,204,740

Corporate Bonds - 19.4%
	Principal Amount (d)	Value ($)
Convertible Bonds - 4.9%
FINANCIALS - 4.5%
Mortgage Real Estate Investment Trusts - 4.5%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22(e)	2,696,000	2,652,190
6.375% 10/1/23	1,426,000	1,411,027
MFA Financial, Inc. 6.25% 6/15/24	3,404,000	3,352,940
PennyMac Corp.:
5.5% 11/1/24	5,595,000	5,563,528
5.5% 3/15/26	250,000	230,950
Redwood Trust, Inc.:
4.75% 8/15/23	2,962,000	2,922,937
5.625% 7/15/24	11,620,000	11,068,958
RWT Holdings, Inc. 5.75% 10/1/25	11,581,000	10,747,168
Two Harbors Investment Corp. 6.25% 1/15/26	3,400,000	3,164,125
		41,113,823
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	3,687,000	3,683,702

TOTAL CONVERTIBLE BONDS		44,797,525
Nonconvertible Bonds - 14.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(e)	1,275,000	1,203,218
7.75% 4/15/28(e)	4,000,000	3,770,000
		4,973,218
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (e)	1,000,000	873,300
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (e)	2,180,000	1,918,400
Times Square Hotel Trust 8.528% 8/1/26 (e)	1,294,849	1,306,623
		4,098,323
Household Durables - 1.7%
Adams Homes, Inc. 7.5% 2/15/25 (e)	1,550,000	1,510,149
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(e)	605,000	509,074
4.625% 4/1/30(e)	1,765,000	1,445,094
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(e)	255,000	212,925
6.25% 9/15/27(e)	1,467,000	1,376,339
Century Communities, Inc.:
3.875% 8/15/29(e)	1,930,000	1,626,199
6.75% 6/1/27	1,770,000	1,789,488
LGI Homes, Inc. 4% 7/15/29 (e)	2,110,000	1,745,255
M/I Homes, Inc. 3.95% 2/15/30	1,500,000	1,233,688
New Home Co., Inc. 7.25% 10/15/25 (e)	1,495,000	1,412,775
Picasso Finance Sub, Inc. 6.125% 6/15/25 (e)	648,000	660,053
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	1,973,042
		15,494,081
TOTAL CONSUMER DISCRETIONARY		19,592,404

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25(e)	1,250,000	1,214,938
8.5% 10/30/25(e)	305,000	305,000
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	1,998,988
		3,518,926
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,749,589

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	6,595,527

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (e)	750,000	709,838

REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (e)	2,600,000	2,213,744
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	1,951,534
CBL & Associates HoldCo II LLC 10% 11/15/29	2,332,700	2,338,089
CBL & Associates LP:
4.6% 10/15/24(f)(g)	3,930,000	0
5.25% 12/1/23(f)(g)	3,629,000	0
5.95% 12/15/26(f)(g)	2,551,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (e)	2,135,000	1,932,175
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (e)	925,000	830,381
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,417,275
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	3,050,016
4.75% 10/1/24	7,120,000	6,924,200
5.5% 2/15/26	3,015,000	2,934,711
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,391,588
5% 10/15/27	4,237,000	4,065,444
Office Properties Income Trust:
4.25% 5/15/24	946,000	945,056
4.5% 2/1/25	3,695,000	3,666,196
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	472,010
4.75% 1/15/28	1,616,000	1,557,714
4.95% 4/1/24	659,000	665,223
5.25% 1/15/26	22,000	22,378
Realty Income Corp.:
3.1% 12/15/29	1,000,000	926,362
4.6% 2/6/24	1,757,000	1,790,389
4.875% 6/1/26	1,593,000	1,646,886
RLJ Lodging Trust LP 4% 9/15/29 (e)	2,245,000	2,004,179
Senior Housing Properties Trust:
4.75% 5/1/24	6,480,000	6,156,000
4.75% 2/15/28	5,067,000	4,318,351
9.75% 6/15/25	2,000,000	2,095,000
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,466,530
5% 8/15/22	859,000	855,451
7.5% 9/15/25	1,480,000	1,477,232
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (e)	4,000,000	3,451,640
Uniti Group, Inc.:
6% 1/15/30(e)	1,040,000	867,303
7.875% 2/15/25(e)	1,000,000	1,017,500
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (e)	1,095,000	1,028,205
WP Carey, Inc.:
4% 2/1/25	422,000	424,396
4.25% 10/1/26	459,000	463,109
XHR LP 6.375% 8/15/25 (e)	750,000	758,933
		68,125,200
Real Estate Management & Development - 3.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (e)	875,000	892,518
Five Point Operation Co. LP 7.875% 11/15/25 (e)	3,734,000	3,704,725
Forestar Group, Inc. 3.85% 5/15/26 (e)	1,000,000	900,000
Greystar Real Estate Partners 5.75% 12/1/25 (e)	3,430,000	3,444,921
Howard Hughes Corp.:
4.125% 2/1/29(e)	3,000,000	2,701,151
4.375% 2/1/31(e)	1,180,000	1,049,516
5.375% 8/1/28(e)	1,345,000	1,303,668
Kennedy-Wilson, Inc.:
4.75% 3/1/29	4,590,000	4,233,908
4.75% 2/1/30	3,590,000	3,239,975
Mattamy Group Corp. 5.25% 12/15/27 (e)	2,855,000	2,669,425
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (e)	2,500,000	2,090,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27(e)	202,000	200,521
6.625% 7/15/27(e)	1,427,000	1,427,376
		27,858,329
TOTAL REAL ESTATE		95,983,529

TOTAL NONCONVERTIBLE BONDS		133,123,031
TOTAL CORPORATE BONDS (Cost $186,588,727)		177,920,556

Asset-Backed Securities - 2.6%
	Principal Amount (d)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	1,841,000	1,866,495
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (e)	1,624,000	1,628,258
Class XS, 0% 10/17/52 (b)(e)(g)	900,511	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,212,298
Series 2002-2 Class M2, 9.163% 3/1/33	1,527,633	1,396,076
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (e)	1,005,000	931,766
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (e)	1,000,000	946,636
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (e)	1,250,000	1,091,120
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (e)	500,000	431,732
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (e)	500,000	430,694
Class G, 4.105% 9/17/38 (e)	500,000	433,694
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.5747% 2/22/36 (b)(c)(e)	358,000	351,503
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	3,356	3,350
Series 1997-3 Class M1, 7.53% 3/15/28	30,763	29,820
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (e)	460,862	379,357
Series 2021-2 Class G, 4.505% 12/17/26 (e)	988,812	868,887
Series 2021-3 Class F, 4.242% 1/17/41 (e)	1,418,165	1,247,112
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,738,598	1,225,102
Progress Residential Trust:
Series 2019-SFR3 Class F, 3.867% 9/17/36 (e)	1,000,000	944,804
Series 2019-SFR4 Class F, 3.684% 10/17/36 (e)	1,000,000	964,033
Series 2020-SFR1 Class H, 5.268% 4/17/37 (e)	588,000	555,375
Series 2021-SFR2 Class H, 4.998% 4/19/38 (e)	1,533,000	1,395,075
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (e)	1,449,000	1,280,086
Class G, 4.003% 7/17/38 (e)	749,000	666,921
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (e)	934,000	812,456
Class G, 4.005% 10/17/38 (e)	2,351,000	2,080,601
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (e)	628,000	617,107
TOTAL ASSET-BACKED SECURITIES (Cost $26,080,633)		23,790,367

Commercial Mortgage Securities - 20.7%
	Principal Amount (d)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.554% 4/15/34 (b)(c)(e)	616,000	597,366
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.654% 4/15/35 (b)(c)(e)	905,000	854,320
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (e)	625,000	528,553
Series 2017-BNK8 Class E, 2.8% 11/15/50 (e)	1,848,000	1,193,146
Series 2018-BN12 Class D, 3% 5/15/61 (e)	318,000	242,151
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 5.188% 6/15/38 (b)(c)(e)	1,000,000	959,736
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(e)	573,000	500,988
Class 225E, 3.4041% 12/15/62 (b)(e)	859,000	731,381
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(e)	2,058,000	1,767,403
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.492% 8/15/36 (b)(c)(e)	1,050,000	1,009,002
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 4.154% 9/15/38 (b)(c)(e)	500,000	494,241
Class F, 1 month U.S. LIBOR + 4.200% 4.754% 9/15/38 (b)(c)(e)	294,000	289,883
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 3.405% 8/15/38 (b)(c)(e)	107,000	102,347
Class G, 1 month U.S. LIBOR + 3.850% 4.405% 8/15/38 (b)(c)(e)	250,000	240,246
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 3.0251% 3/15/37 (b)(c)(e)	1,817,597	1,772,044
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.523% 12/15/38 (b)(c)(e)	3,549,000	3,407,085
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.5063% 5/15/38 (b)(c)(e)	2,499,000	2,409,827
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(e)	1,505,000	1,300,521
Class E, 3.667% 3/11/44 (b)(e)	2,018,000	1,680,971
BX Trust:
floater:
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.7906% 10/15/36 (b)(c)(e)	1,000,000	959,482
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 4.154% 4/15/34 (b)(c)(e)	819,000	788,226
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 3.204% 10/15/36 (b)(c)(e)	1,592,900	1,554,871
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.564% 10/15/36 (b)(c)(e)	1,000,000	963,187
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.85% 11/15/38 (b)(c)(e)	250,000	243,559
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 3.6961% 10/15/36 (b)(c)(e)	1,392,000	1,334,760
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.491% 9/15/34 (b)(c)(e)	73,000	69,325
Series 2021-SOAR Class G, 3.355% 6/15/38 (b)(e)	1,000,000	955,526
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 3.4041% 9/15/36 (b)(c)(e)	2,793,000	2,709,140
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.444% 10/15/38 (b)(c)(e)	4,159,984	3,998,428
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.859% 1/15/39 (b)(c)(e)	700,000	683,335
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.709% 1/15/39 (b)(c)(e)	1,491,000	1,456,199
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.747% 10/15/23 (b)(c)(e)	1,558,000	1,487,600
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	4,624,000	3,953,558
BXSC floater Series 2022-WSS Class F, 5.838% 3/15/35 (b)(e)	2,384,000	2,360,132
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(e)	651,000	545,755
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.804% 12/15/37 (b)(c)(e)	1,021,000	996,682
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (e)	2,226,000	1,663,916
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.804% 7/15/30 (b)(c)(e)	69,000	68,802
Class E, 1 month U.S. LIBOR + 3.870% 4.4255% 7/15/30 (b)(c)(e)	1,229,000	1,206,695
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 3.1622% 6/15/34 (b)(c)(e)	992,754	942,863
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3468% 9/10/46 (b)(e)	2,496,000	2,423,107
Series 2016-C3 Class D, 3% 11/15/49 (e)	2,990,000	2,216,664
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (e)	1,500,000	1,381,571
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.604% 9/15/33 (b)(c)(e)	735,000	664,189
Class G, 1 month U.S. LIBOR + 5.050% 5.6103% 9/15/33 (b)(c)(e)	735,000	633,545
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	1,299,000	1,136,072
Series 2012-CR1:
Class C, 5.4525% 5/15/45 (b)	3,011,000	2,996,389
Class D, 5.4525% 5/15/45 (b)(e)	1,917,000	1,764,839
Class G, 2.462% 5/15/45 (e)	1,133,000	237,962
Series 2012-LC4 Class C, 5.4564% 12/10/44 (b)	802,000	793,440
Series 2013-CR10 Class D, 5.063% 8/10/46 (b)(e)	1,756,000	1,718,727
Series 2013-LC6 Class D, 4.4304% 1/10/46 (b)(e)	2,732,000	2,675,372
Series 2014-UBS2 Class D, 5.173% 3/10/47 (b)(e)	537,000	512,721
Series 2017-CD4 Class D, 3.3% 5/10/50 (e)	1,192,000	995,302
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (e)	31,000	25,264
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9592% 8/15/45 (b)(e)	836,000	823,781
Class F, 4.25% 8/15/45 (e)	783,000	625,059
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.771% 6/15/34 (c)(e)	856,221	825,638
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 3.204% 5/15/36 (b)(c)(e)	3,233,000	3,167,695
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.4755% 11/15/23 (b)(c)(e)	2,000,000	1,947,107
Series 2020-NET:
Class E, 3.8277% 8/15/37 (b)(e)	500,000	454,832
Class F, 3.8277% 8/15/37 (b)(e)	1,057,000	948,448
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5932% 6/15/50 (b)(e)	1,766,000	1,424,395
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(e)	1,287,000	1,249,315
Series 2017-CX9 Class D, 4.278% 9/15/50 (b)(e)	461,000	373,034
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.904% 7/15/32 (b)(c)(e)	2,493,000	2,318,490
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(e)	2,168,000	2,103,204
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7818% 10/15/51 (b)	1,000,000	934,958
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5497% 8/10/44 (b)(e)	688,731	654,295
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 4.255% 7/15/38 (b)(c)(e)	3,262,918	3,197,608
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 3.154% 7/15/35 (b)(c)(e)	669,000	583,767
Series 2011-GC5:
Class C, 5.3023% 8/10/44 (b)(e)	101,000	89,416
Class D, 5.3023% 8/10/44 (b)(e)	759,236	330,268
Class E, 5.3023% 8/10/44 (b)(e)	848,000	80,560
Class F, 4.5% 8/10/44 (e)(g)	677,000	2,375
Series 2012-GCJ9:
Class D, 4.8954% 11/10/45 (b)(e)	1,569,000	1,553,526
Class E, 4.8954% 11/10/45 (b)(e)	355,000	319,595
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)	1,510,000	1,132,589
Series 2016-GS2 Class D, 2.753% 5/10/49 (e)	1,964,000	1,643,467
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 6.3247% 11/21/35 (b)(c)(e)	4,948,726	4,940,330
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(e)	2,515,000	2,234,436
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (b)(e)	1,693,000	1,605,344
Class FFL, 1 month U.S. LIBOR + 2.850% 3.4041% 6/15/34 (b)(c)(e)	467,531	463,400
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (e)	504,000	474,199
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	1,624,000	1,293,709
Series 2014-C26 Class D, 4.0178% 1/15/48 (b)(e)	602,000	548,481
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5223% 12/15/49 (b)(e)	1,924,000	1,524,765
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.1973% 12/15/49 (b)(e)	1,308,000	1,091,020
Series 2018-C8 Class D, 3.3748% 6/15/51 (b)(e)	302,000	230,219
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	500,000	387,754
Series 2011-C3:
Class E, 5.7081% 2/15/46 (b)(e)	3,467,000	1,204,519
Class G, 4.409% 2/15/46 (b)(e)	1,680,000	113,756
Class H, 4.409% 2/15/46 (b)(e)(g)	1,320,000	66,037
Series 2011-C4 Class E, 5.7116% 7/15/46 (b)(e)	1,390,000	1,351,115
Series 2012-CBX:
Class C, 4.9333% 6/15/45 (b)	1,291,000	1,272,502
Class E, 4.9333% 6/15/45 (b)(e)(g)	1,078,000	489,412
Class G 4% 6/15/45 (e)	805,000	55,424
Series 2013-LC11:
Class D, 4.3028% 4/15/46 (b)	1,316,000	1,063,212
Class F, 3.25% 4/15/46 (b)(e)	482,000	153,854
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(e)(g)	924,000	18,720
Series 2018-AON Class F, 4.767% 7/5/31 (b)(e)	961,000	929,851
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (e)	1,406,000	1,304,425
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.4929% 3/15/39 (b)(c)(e)	1,000,000	1,000,939
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.504% 3/15/38 (b)(c)(e)	2,799,499	2,677,907
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.805% 11/15/38 (b)(c)(e)	3,870,000	3,766,265
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 3.304% 7/15/38 (b)(c)(e)	250,000	239,983
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 3.155% 4/15/38 (b)(c)(e)	694,000	669,679
Class G, 1 month U.S. LIBOR + 3.200% 3.755% 4/15/38 (b)(c)(e)	846,000	815,078
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.4665% 1/15/27 (b)(c)(e)	2,562,000	2,505,114
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7471% 11/15/45 (b)(e)	2,000,000	1,976,330
Series 2012-C6, Class F, 4.7471% 11/15/45 (b)(e)	1,000,000	896,036
Series 2013-C12 Class D, 4.9211% 10/15/46 (b)(e)	1,500,000	1,368,198
Series 2013-C13:
Class D, 5.0596% 11/15/46 (b)(e)	2,994,000	2,774,519
Class E, 5.0596% 11/15/46 (b)(e)	659,000	561,716
Series 2013-C9 Class C, 4.156% 5/15/46 (b)	625,000	610,096
Series 2016-C30 Class D, 3% 9/15/49 (e)	522,000	370,079
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	35,602	35,415
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	1,692,296	1,641,913
Class F, 5.385% 6/15/44 (b)(e)(g)	1,467,000	954,524
Class XB, 0.4798% 6/15/44 (b)(e)	23,900,721	95,027
Series 2011-C3:
Class C, 5.2545% 7/15/49 (b)(e)	514,482	513,794
Class D, 5.2545% 7/15/49 (b)(e)	83,000	80,896
Class E, 5.2545% 7/15/49 (b)(e)	652,000	580,711
Class F, 5.2545% 7/15/49 (b)(e)	636,000	456,731
Class G, 5.2545% 7/15/49 (b)(e)	979,600	524,930
Series 2012-C4 Class D, 5.4255% 3/15/45 (b)(e)	1,010,311	956,724
Series 2015-MS1 Class D, 4.1694% 5/15/48 (b)(e)	2,045,000	1,775,798
Series 2015-UBS8 Class D, 3.18% 12/15/48 (e)	642,000	489,188
Series 2016-BNK2 Class C, 3% 11/15/49 (e)	2,346,000	1,904,038
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.1041% 9/15/38 (b)(c)(e)	979,349	952,419
Class G, 1 month U.S. LIBOR + 4.700% 5.2541% 9/15/38 (b)(c)(e)	961,730	932,881
Class H, 1 month U.S. LIBOR + 6.000% 6.5541% 9/15/38 (b)(c)(e)	524,179	516,637
MRCD Mortgage Trust Series 2019-PARK Class J, 4.25% 12/15/36 (e)	2,716,000	2,448,146
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(e)	1,000,000	793,965
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 5.7941% 3/15/39 (b)(c)(e)	1,000,000	989,622
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.3041% 6/15/35 (b)(c)(e)	315,000	277,947
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.3041% 6/15/35 (b)(c)(e)	113,725	91,367
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.9% 10/15/36 (b)(c)(e)	500,000	482,882
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, 1 month U.S. LIBOR + 4.350% 4.905% 7/15/38 (b)(c)(e)	500,000	480,132
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (e)	250,000	199,777
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	896,361	993,057
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.5679% 3/25/34 (b)(c)(e)	599,000	585,786
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(e)	2,000,000	1,610,736
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.872% 1/15/39 (b)(c)(e)	3,633,000	3,531,021
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.8198% 10/15/38 (b)(c)(e)	2,573,000	2,456,182
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.5279% 11/15/38 (b)(c)(e)	1,000,000	962,654
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.4695% 11/15/36 (b)(c)(e)	2,000,000	1,938,904
STWD Trust floater sequential payer Series 2021-LIH Class G, 1 month U.S. LIBOR + 4.200% 4.754% 11/15/36 (b)(c)(e)	1,280,000	1,245,614
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.4% 6/15/26 (b)(c)(e)	1,176,000	1,123,648
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.0689% 5/10/45 (b)(e)	283,673	264,951
Class E, 5% 5/10/45 (b)(e)	1,236,000	474,463
Class F, 5% 5/10/45 (b)(e)	399,000	19,970
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(e)	1,817,000	1,383,541
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.6543% 1/10/45 (b)(e)	7,831	7,823
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 5.0541% 1/18/37 (b)(c)(e)	3,528,000	3,441,881
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9014% 10/15/45 (b)(e)	637,000	635,667
Class E, 4.9014% 10/15/45 (b)(e)	1,539,000	1,515,806
Class F, 4.9014% 10/15/45 (b)(e)	774,000	717,067
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	1,260,000	819,726
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	963,000	792,875
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(g)	45,000	2,179
Series 2011-C3:
Class D, 5.4147% 3/15/44 (b)(e)	2,587,186	1,125,426
Class E, 5% 3/15/44 (e)(g)	34,000	2,040
Series 2011-C5:
Class E, 5.7035% 11/15/44 (b)(e)	392,995	392,082
Class F, 5.25% 11/15/44 (b)(e)	2,000,000	1,835,515
Class G, 5.25% 11/15/44 (b)(e)	1,000,000	887,495
Series 2012-C7 Class D, 4.7872% 6/15/45 (b)(e)	620,000	272,800
Series 2012-C8 Class E, 5.0123% 8/15/45 (b)(e)	557,000	552,638
Series 2013-C11:
Class D, 4.3711% 3/15/45 (b)(e)	65,000	63,438
Class E, 4.3711% 3/15/45 (b)(e)	53,000	49,252
Series 2013-C13 Class D, 4.281% 5/15/45 (b)(e)	45,000	43,266
Series 2013-C16 Class D, 5.1523% 9/15/46 (b)(e)	715,000	678,256
Series 2013-UBS1 Class D, 5.1924% 3/15/46 (b)(e)	910,000	901,637
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(e)	1,168,000	969,328
Class PR2, 3.6332% 6/5/35 (b)(e)	459,000	351,866
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $203,368,256)		189,854,315

Bank Loan Obligations - 4.5%
	Principal Amount (d)	Value ($)
COMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.52% 4/11/25 (b)(c)(h)	1,074,881	1,056,555
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(h)	2,553,600	2,528,064
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (b)(c)(h)	1,368,125	1,345,318
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 12/22/24 (b)(c)(h)	2,639,393	2,625,589
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.7637% 8/2/28 (b)(c)(h)	357,427	355,575
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(h)	3,836,898	3,775,622
		10,630,168
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(h)	1,443,750	1,383,416
FINANCIALS - 2.4%
Diversified Financial Services - 2.4%
Agellan Portfolio 9% 8/7/25 (b)(g)(h)	1,217,000	1,253,510
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.509% 1/9/24 (b)(c)(g)(h)	7,800,000	7,800,000
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 4.87% 1/21/27 (b)(c)(g)(h)	7,700,000	7,700,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.8966% 11/15/22 (b)(c)(g)(h)	5,305,035	5,305,035
		22,058,545
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.7004% 8/4/28 (b)(c)(h)	176,344	173,951
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (b)(c)(h)	4,652,952	4,598,931
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (b)(c)(h)	1,033,369	953,066
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (b)(c)(h)	58,284	53,754
		5,605,751
TOTAL BANK LOAN OBLIGATIONS (Cost $41,128,649)		40,908,386

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (i) (Cost $61,910,261)	61,899,783	61,912,163

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $906,563,397)	911,832,210
NET OTHER ASSETS (LIABILITIES) - 0.6%	5,681,296
NET ASSETS - 100.0%	917,513,506

Legend

(a)	Non-income producing
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,045,136 or 28.5% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	44,412,278	209,291,969	191,792,084	31,846	800	(800)	61,912,163	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	-	9,175,430	9,175,430	15,021	-	-	-	0.0%
Total	44,412,278	218,467,399	200,967,514	46,867	800	(800)	61,912,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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